Note 4. Notes Payable: (a) Convertible Notes Payable - Related Parties (Details) - Debt Instrument 1	12 Months Ended
Nov. 30, 2018 USD ($)
Debt Instrument, Issuer	Company
Proceeds from Loans	$ 10,000
Debt Instrument, Collateral	unsecured
Debt Instrument, Description	promissory note
Debt Instrument, Maturity Date	Dec. 14, 2017
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	convertible into shares of the Company’s common stock at $0.02 per share